Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenues	$ 1,723	$ 260	[1]
Cost of revenues	1,124	82	[1]
Cost of revenues - amortization of intangible	386	365	[1]
Total cost of revenues	1,510	447	[1]
Gross profit (loss)	213	(187)	[1]
Research and development expenses, net	4,611	5,370	[1],[2]
Sales and marketing expenses	1,872	922	[1],[2]
General and administrative expenses	1,494	1,944	[1],[2]
Operating loss	(7,764)	(8,423)
Finance income	47	55	[1]
Finance expense	176	858	[1]
Total loss	(7,893)	(9,226)	[1]
Other comprehensive income
Foreign currency translation differences		1,781	[1]
Total comprehensive loss	$ (7,893)	$ (7,445)	[1]
Basic and diluted loss per share in USD	$ (0.09)	$ (0.18)	[1]

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 3.a.
[2]	Reclassified, see note 2.c.